Basis of Presentation and General Information	9 Months Ended
Sep. 30, 2012
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Basis of Presentation: Paragon Shipping Inc. (“Paragon”) is a public company incorporated in the Republic of the Marshall Islands on April 26, 2006 and is engaged in the ocean transportation of drybulk cargoes worldwide through the ownership and operation of drybulk carriers. In December 2006, Paragon established a branch in Greece under the provision of Law 89 of 1967, as amended.

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Paragon Shipping Inc., and its wholly-owned subsidiaries (collectively the “Company”) as discussed below.

Drybulk Vessel Owning Subsidiaries:

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Vessel’s Name	Delivery Date	Built	DWT
Trade Force Shipping S.A.	November 15, 2006	Marshall Islands	Deep Seas	December 2006	1999	72,891
Frontline Marine Co.	November 15, 2006	Marshall Islands	Calm Seas	December 2006	1999	74,047
Fairplay Maritime Ltd.	November 15, 2006	Marshall Islands	Kind Seas	December 2006	1999	72,493
Donna Marine Co.	July 4, 2007	Marshall Islands	Pearl Seas	August 2007	2006	74,483
Protea International Inc.	July 17, 2007	Liberia	Sapphire Seas	August 2007	2005	53,702
Reading Navigation Co.	July 17, 2007	Liberia	Diamond Seas	September 2007	2001	74,274
Imperator I Maritime Company	September 27, 2007	Marshall Islands	Coral Seas	November 2007	2006	74,477
Canyon I Navigation Corp.	September 27, 2007	Marshall Islands	Golden Seas	December 2007	2006	74,475
Paloma Marine S.A.	June 19, 2008	Liberia	Friendly Seas	August 2008	2008	58,779
Eris Shipping S.A.	April 8, 2010	Liberia	Dream Seas	July 2010	2009	75,151
Coral Ventures Inc.	August 5, 2009	Liberia	Prosperous Seas	May 2012	2012	37,293
Winselet Shipping & Trading Co.	April 6, 2010	Liberia	Precious Seas	June 2012	2012	37,205

Newbuildings

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Hull Number	Type	Expected Delivery	DWT / TEU
Irises Shipping Ltd.	October 6, 2009	Marshall Islands	656	Containership	2014	4,800 TEU
Nereus Navigation Ltd.	May 4, 2010	Marshall Islands	657	Containership	2014	4,800 TEU
Aminta International S.A.	May 5, 2010	Liberia	612	Drybulk Carrier	2013	37,200 Dwt
Adonia Enterprises S.A.	May 5, 2010	Liberia	625	Drybulk Carrier	2013	37,200 Dwt

Non-Vessel Owning Subsidiaries:

Non-Vessel Owning Company	Date of Incorporation	Country of Incorporation
Camelia Navigation S.A.	November 15, 2006	Marshall Islands
Explorer Shipholding Limited	November 15, 2006	Marshall Islands
Epic Investments Inc.	December 21, 2006	Marshall Islands
Opera Navigation Co.	December 21, 2006	Marshall Islands
Ovation Services Ltd.	September 16, 2009	Marshall Islands
Letitia Shipping Limited	May 4, 2010	Marshall Islands
Ardelia Navigation Ltd.	June 15, 2010	Liberia
Eridanus Trading Co.	July 1, 2010	Liberia
Delphis Shipping S.A.	February 7, 2011	Liberia

Effective November 5, 2012, the Company effected a 10-for-1 reverse stock split on its issued and outstanding common stock (refer to Note 11). All share and per share amounts disclosed in the accompanying unaudited interim condensed consolidated financial statements give effect to the respective stock split retroactively, for all the periods presented.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of the management of the Company, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of financial position, operating results and cash flows have been included in the accompanying unaudited interim condensed consolidated financial statements. Interim results are not necessarily indicative of results that may be expected for the year ending December 31, 2012. These financial statements should be read in conjunction with the consolidated financial statements and footnotes for the year ended December 31, 2011 included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on April 27, 2012 (“Annual Report”). The Company, in accordance with ASU 2011-05 “Comprehensive Income, Presentation of Comprehensive Income” (Topic 220), effective for the Company for this interim period has elected to present net income / (loss) and other compressive income / (loss) in a single continuous statement of comprehensive income / (loss) in its unaudited interim condensed consolidated financial statements.

The Company outsources the technical and commercial management of its vessels to Allseas Marine S.A. (“Allseas”), a related party wholly owned by Mr. Michael Bodouroglou, the Company’s Chairman, President, Chief Executive Officer and Interim Chief Financial Officer.